LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES.
Schedule of supplemental balance sheet information related to operating lease

	As of December 31,
	2021	2022
	RMB	RMB	US$
Right-of-use assets	1,237,734	2,003,997	290,552

Operating lease liabilities – current	598,062	880,873	127,715
Operating lease liabilities – non-current	575,060	1,024,274	148,506
Total operating lease liabilities	1,173,122	1,905,147	276,221

Schedule of the weighted average remaining lease terms and discount rates for the operating lease

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	1.47
Weighted average discount rate	4.358%

Schedule of future minimum lease payments under non-cancellable operating leases

	RMB	US$
2023	880,873	127,715
2024	606,689	87,962
2025	310,270	44,985
2026	149,595	21,689
2027 and thereafter	80,962	11,738
Less: interest	(123,242)	(17,868)

Total	1,905,147	276,221